Lease Payment As an Operating Lessee(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about leases for lessee [abstract]
Minimum lease payment	₩ 221,305	₩ 208,413
Sublease payment	(1,804)	(2,441)
Lease payment reflected in profit or loss	₩ 219,501	₩ 205,972